SCHEDULE OF FAIR VALUE PRICING MODEL (Details)		Nov. 02, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jan. 09, 2023
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input	[1]	3.62	4.75	12.75	8.50	36.00
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contractual term (years)	[2]	5 years	4 years 9 months 18 days	5 years	5 years 3 months 18 days	5 years 6 months
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input		4.6	4.5	4.1	3.5	3.6
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input		100	100	100	100	100
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input		0	0	0	0	0

[1]	Based on the trading value of common stock of Vivos Therapeutics, Inc. as of January 9, 2023 and each presented period ending date.
[2]	The valuation of warrants is based on the expected term.